SHORT-TERM BANK LOANS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Aug. 07, 2021 CNY (¥)	Aug. 09, 2019
SHORT-TERM BANK LOANS
Borrowing capacity			¥ 10,710
Debt term			12 months
Proceeds from bank loan	¥ 30,000	$ 4,708	¥ 10,710	¥ 89,162
Interest rate for the loan		5.30%				5.30%
Bank loan | $		$ 30,000
Interest expense	¥ 322		¥ 5,047	¥ 565
Carrying value of office buildings pledged for the loan		$ 95,000			¥ 95,291